Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

23. Related party transactions

Related party transactions at voxeljet mainly consist of transactions with individuals on the Management Board and Supervisory Board.

Key management is defined as those individuals having authority and responsibility for planning, directing and controlling the activities of the Company within their function and within the interest of the Company.

The following table presents the amount and components of Management Board compensation:

MANAGEMENT COMPENSATION

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Fixed compensation	627	709	761
Variable compensation	359	83	--
Compensation from stock option plan	30	160	353
Total	1,016	952	1,114

Management Board remuneration currently consists of a fixed monetary remuneration, other fixed benefits (including Company car allowances and contributions to a defined contribution plan) as well as the participation in two stock options plans, which were established on April 7, 2017 and November 23, 2022, respectively. There were no variable compensations for the year 2020. Current portion of variable compensation for 2022 and 2021 included kEUR 167 and kEUR 83, respectively. Non-current portion of variable compensation for 2022 and 2021 included kEUR 192 and kEUR 0, respectively.

Ordinary members of the Supervisory Board receive a fixed remuneration in the amount of kEUR 40 per annum. The chairman and vice chairman of the Supervisory Board receive a higher fixed remuneration in the amount of kEUR 80 per annum and kEUR 60 per annum, respectively. If a member of the Supervisory Board does not serve for a full year term, the remuneration is paid pro rata temporis. In 2022, the total remuneration for the Supervisory Board amounted to kEUR 180.

Transactions with related parties

A related party relationship could have an effect on the profit and loss and financial position of the Company. Defined as related parties are individuals or other third parties with whom voxeljet has common control relationships.

OTHER RELATED PARTIES

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
Andreas Schmid Logistik AG, Gersthofen	Supplier	05/01/2017 - 12/31/2020
Suzhou Meimai Fast Manufacturing Technology Co., Ltd., Suzhou	Minority shareholder of voxeljet China, Customer	04/11/2016 - 09/01/2021
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - Current
Michele Neuber	Employee	07/01/2019 - 03/31/2022
Susanne Ederer-Pausewang	Customer	03/17/2021 - Current
Lisa Franz	Employee	10/01/2021 - 02/18/2022

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 3, kEUR 3, and kEUR 3 in 2022, 2021 and 2020, respectively. The rental of office space is ongoing and will continue in 2023. Franz Industriebeteiligungen AG is owned by Rudof Franz (40%), his wife Bärbel Franz (40%), his son Simon Franz (10%) and his daughter Lisa Franz (10%). Rudolf Franz and Bärbel Franz are the Managing Directors of Franz Industriebeteiligungen AG and have shared power to vote, hold and dispose of the shares held by it.

In addition, voxeljet received logistics services amounting to kEUR 0, kEUR 0 and kEUR 25 in 2022, 2021 and 2020, respectively from “Andreas Schmid Logistik”, where voxeljet’s Supervisory Board member Dr. Stefan Söhn served as the Chief Financial Officer until December 2020. Dr. Stefan Söhn resigned from his office as vice chairperson and member of the Supervisory Board of the Company for professional reasons with effect from the end of the general shareholders’ meeting on May 26, 2021.

Moreover, voxeljet received orders amounting to kEUR 204, kEUR 146 and kEUR 25 in 2022, 2021 and 2020, respectively from ‘Suzhou Meimai Fast Manufacturing Technology Co., Ltd., which was our minority shareholder for voxeljet China until September 1, 2021. On this date, Meimai transferred half of its equity interest in voxeljet China, or 15% of voxeljet China’s equity, to its shareholder MK Holding GmbH and the remaining half of its equity interest, or 15% of voxeljet China’s equity, to its shareholder Mr. Jin Tianshi, the managing director of voxeljet China. As a result, as of September 1, 2021, Meimai is no longer a related party. After the capital increase for voxeljet China by voxeljet AG, effective on June 28, 2022, voxeljet AG’s shareholding in voxeljet China increased from 70.00% to 88.52%, while each of MK Holding GmbH’s and Mr. Jin Tianshi’s shareholding decreased from 15.00% to 5.74%.

Further, voxeljet received orders amounting to kEUR 0, kEUR 0 and kEUR 0 in 2022, 2021 and 2020, respectively from DSCS Digital Supply Chain Solutions GmbH (“DSCS”), which was a joint venture of which voxeljet owns 33.3%. Shareholders of DSCS have initiated the wind-up of DSCS, which will be finalized by DSCS’s removal from the commercial register, expected to take place in the first half of 2023.

In addition, voxeljet employed Michele Neuber as an intern between July 2019 and March 2022. Michele Neuber is the son of Volker Neuber, who has been a member of voxeljet’s Supervisory Board since July 2020. Michele Neuber received a salary of kEUR 1, kEUR 2 and kEUR 2 in 2022, 2021 and 2020, respectively.

Moreover, voxeljet sold a used car in the first quarter of 2021 to Susanne Ederer-Pausewang, who is the wife of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet, amounting to kEUR 27.

In addition, voxeljet employed Lisa Franz, who is the daughter of Rudolf Franz, the Chief Operating Officer and Chief Financial Officer of voxeljet, as an intern between October 2021 and February 2022. She received a salary of kEUR 1 and kEUR 2 in 2022 and 2021, respectively.

All related party transactions that voxeljet entered into were made on an arm’s length basis.